    Allmerica Financial                             Annual Report
      December 31, 2002

                                                    Allmerica Investment Trust

                                                    . Money Market Fund


A                                                   2002
 I
  T



                                                    [LOGO OF
                                                     ALLMERICA
                                                     FINANCIAL(R)]

                               TABLE OF CONTENTS


                         A Letter from the Chairman   1
                         Money Market Fund.........   2

                         FINANCIALS................ F-1

For information on ordering additional copies of this report, see Client Notices on page F-15.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

                          A LETTER FROM THE CHAIRMAN

Economies around the world struggled during 2002. Several European countries saw the demand for goods and services decline, while Japan's financial woes set the tone for much of Asia. Some emerging markets featured sound economic growth, but a pullback in demand from the United States impacted several emerging market countries. The United States economy displayed exceptional resilience in 2002. Potential war with Iraq, weak corporate earnings, numerous accounting scandals, recurring layoff announcements and a lack of capital investment by businesses all failed to halt the world's largest economy. U.S. GDP showed positive growth in each quarter thanks in large part to strong consumer spending. After leaving interest rates unchanged for most of the year, the Federal Reserve Board's Open Market Committee lowered the target federal funds rate by 0.50% in November, bringing the rate to 1.25%. In its statement, the Committee also hinted that it may keep the federal funds rate stable for the near future. The Institute for Supply Management's PMI rose to 54.7% in December, signaling an expansion in the manufacturing sector. The reading was welcomed by investors since an acceleration in manufacturing is widely viewed as necessary for sustained economic growth. The unemployment rate reached 6.0% in November, as workers in the airline, technology and other high profile industries lost jobs during the year.

Worldwide financial markets responded predictably to the year's economic events. Most major European stock markets lost value, as London's FTSE Index lost 21.96% and Germany's DAX Index ended down 43.77%. Reflecting the downward trend that was evident throughout many Asian markets, Japan's Nikkei Index was lower by 17.91%. Several South American markets also performed poorly in 2002, led by large losses in Argentina and Brazil. U.S. stocks continued their multi-year decline during the first three quarters, but began to rally toward year's end. The S&P 500(R) Index lost 22.10% for the entire period, but rose 8.43% in the fourth quarter. The Nasdaq Composite Index lost 31.26% for 2002, but also rebounded strongly late in the year. The U.S. bond market delivered mainly positive returns during the period, providing a refuge for investors seeking shelter from stock market gyrations. The Lehman Brothers Aggregate Bond Index gained 10.27% and the Lehman Brothers Intermediate Government Bond Index rose 9.63%, as bonds handily outperformed stocks for the year.

Short-term interest rates moved higher early in 2002, as many investors thought that the Federal Reserve Board might soon begin to raise interest rates. However, short-term interest rates actually declined when the Federal Reserve Board left interest rates unchanged through the first ten months of the year. In November, the Federal Reserve Board cut the target federal funds rate by 0.50%, reinforcing the downward trend in short-term interest rates. The Money Market Fund gained 1.66% for the period, outperforming its benchmark, the Money Fund Report Averages: First Tier Taxable. For the year, the Money Market Fund ranked in the top three percent for net return among money market funds in the First Tier Retail universe, according to iMoneyNet, Inc.

On behalf of the Board of Trustees,

/s/ John P. Kavanaugh
John P. Kavanaugh

Chairman of the Board

Allmerica Investment Trust

                               MONEY MARKET FUND

The Money Market Fund returned 1.66% for 2002, outperforming its benchmark, the Money Fund Report Averages: First Tier Taxable, which returned 1.11%.

The year 2002 fell well short of the economic expectations that many had forecast. It was a year fraught with company failures, corporate scandals and increased geopolitical tensions. Investors flocked to the safety of U.S. Treasury securities, sending their prices up and their yields down to record lows. Many investors believed that the Federal Reserve Board's easing cycle was over, as it shifted to a neutral bias. But by mid-year, the equity markets were roiled by lower profit reports and new scandals. In November, the Federal Reserve Board reduced the target federal funds rate to a low 1.25%. The year ended with prospects for growth looking rather dim, and prospects for war with Iraq appearing imminent.

The fund's outperformance was achieved primarily through floating rate note index rotation. For the first half of the year federal funds rate floating rate notes provided incremental return versus other short-dated securities, while in the second half of the year three-month libor floating rate notes maximized return as the Federal Reserve Board lowered the federal funds rate. The Investment Sub-Adviser continued to emphasize investments in U.S. agency securities and the highest quality corporate bonds, as other fixed income markets languished.

The Investment Sub-Adviser believes that a gradual steepening of the yield curve may occur as the White House's proposed fiscal package is adopted in 2003. However, due to the magnitude of the geopolitical risks facing the world, the Investment Sub-Adviser intends to keep the fund's duration slightly longer than the benchmark.

                         Average Annual Total Returns

                                               1 Year 5 Years 10 Years
Money Market Fund                              1.66%   4.60%   4.65%

Money Fund Report Averages: First Tier Taxable 1.11%   3.99%   4.16%
Lipper Money Market Funds Average              1.30%   4.19%   4.77%

                Average Yield as of December 31, 2002
Money Market Fund 7-Day Yield                                  1.14%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

                                 Money Fund Report Averages:
             Money Market Fund       First Tier Taxable
             -----------------   ---------------------------
12/92             $10,000                  $10,000
12/93              10,300                   10,263
12/94              10,705                   10,642
12/95              11,330                   11,221
12/96              11,937                   11,768
12/97              12,590                   12,358
12/98              13,284                   12,971
12/99              13,973                   13,563
12/00              14,868                   14,350
12/01              15,504                   14,860
12/02              15,761                   15,025

The Money Market Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.
Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Money Fund Report Averages: First Tier Taxable is published by iMoneyNet, Inc., an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of funds within the money market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of December 31, 2002, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes                             51%
Commercial Paper                            29%
U.S. Government & Agency Obligations         7%
Investment Company                           4%
Certificates of Deposit                      4%
Asset-Backed Securities                      3%
Other                                        2%




--------------------------------------------------------------------------------

                                   Financials

                            Intentionally Left Blank

                                MONEY MARKET FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

--------------------------------------------------------------------------------
                                                           Value
  Par Value                                               (Note 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%

             Federal Home Loan Bank - 4.4%
$ 5,000,000  1.70%, 12/05/03                           $    5,000,000
  6,500,000  1.86%, 11/03/03                                6,500,000
 10,000,000  2.01%, 11/17/03                               10,000,000
  2,000,000  2.20%, 01/28/03                                1,999,930
  2,000,000  2.38%, 02/04/03                                1,999,921
  5,000,000  6.38%, 11/14/03                                5,216,667
                                                       --------------
                                                           30,716,518
                                                       --------------

             Freddie Mac - 2.5%
 10,000,000  1.48%, 09/22/03 (a)                            9,893,667
  5,000,000  1.55%, 11/26/03 (a)                            4,931,001
  3,000,000  5.75%, 07/15/03                                3,070,255
                                                       --------------
                                                           17,894,923
                                                       --------------
             Total U.S. Government and Agency
             Obligations                                   48,611,441
                                                       --------------
             (Cost $48,611,441)

CORPORATE NOTES - 51.6%

             Automotive - 4.4%
 25,000,000  American Honda Finance (b)
             1.40%, 09/16/03                               25,000,000
  6,000,000  BMW US Capital Corp. (b)
             1.52%, 02/10/03                                6,000,319
                                                       --------------
                                                           31,000,319
                                                       --------------

             Banking - 10.2%
  2,000,000  Associates Corp of North America
             5.89%, 02/20/03                                2,011,095
  5,000,000  Associates Corp of North America
             5.97%, 02/17/03                                5,026,455
 10,000,000  First Tennessee Bank (b)
             1.36%, 04/02/03                               10,000,000
 10,000,000  Key Bank National Association (b)
             1.51%, 03/13/03                               10,001,678
 11,900,000  Key Bank National Association
             6.05%, 04/24/03                               12,021,822
 20,000,000  Marshall & Isley Bank (b)
             1.45%, 12/19/03                               20,000,000
  8,000,000  Marshall & Isley Bank (b)
             1.50%, 02/12/03                                8,001,333
  5,000,000  Wells Fargo Co.
             7.20%, 05/01/03                                5,089,970
                                                       --------------
                                                           72,152,353
                                                       --------------

             Commercial Services - 1.8%
 13,000,000  Household Finance Corp. (b)
             1.52%, 02/16/03                               13,000,000
                                                       --------------
             Financial Services - 13.8%
  7,864,000  Caterpillar Financial Services Corp. (b)
             1.84%, 07/09/03                                7,867,696
 15,000,000  General Electric Capital Corp. (b)
             1.46%, 07/09/03                               15,000,000


                                                           Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------

             Financial Services (continued)
$ 5,000,000  Links Finance LLC, MTN (b)
             1.37%, 01/21/03                           $    5,000,000
 15,000,000  Money Market Trust LLC (b)(c)
             1.49%, 06/03/03                               15,000,000
 30,000,000  Money Market Trust, Series 2002-C (b)(c)
             1.52%, 08/19/03                               29,995,198
  3,850,000  Private Export Funding
             7.03%, 10/31/03                                4,026,540
 10,000,000  Sigma Finance, Inc., MTN (b)
             1.38%, 06/05/03                                9,999,565
 10,000,000  Sigma Finance, Inc., MTN
             1.64%, 12/03/03                               10,000,000
                                                       --------------
                                                           96,888,999
                                                       --------------

             Retailers - 0.7%
  5,000,000  Target Corp.
             6.40%, 02/15/03                                5,024,293
                                                       --------------

             Securities Broker - 18.0%
 26,000,000  Bear Stearns Cos., Inc. (b)
             1.75%, 03/28/03                               26,018,545
 10,000,000  Bear Stearns Cos., Inc., MTN (b)
             1.67%, 12/12/03                               10,014,237
 10,000,000  Goldman Sachs Group, Inc. (b)
             1.44%, 12/08/03                               10,000,000
  5,000,000  Goldman Sachs Group, Inc. (b)
             2.11%, 02/19/03                                5,000,000
 15,000,000  Lehman Brothers Holdings, Inc. (b)
             1.33%, 04/10/03                               15,000,000
  2,000,000  Lehman Brothers Holdings, Inc.
             7.13%, 09/15/03                                2,071,459
  5,000,000  Lehman Brothers Holdings, Inc., MTN (b)
             2.17%, 04/04/03                                5,005,345
  1,135,000  Merrill Lynch & Co., Inc.
             6.00%, 02/12/03                                1,139,042
  5,000,000  Merrill Lynch & Co., Inc., MTN
             2.45%, 03/24/03                                5,000,000
  2,090,000  Merrill Lynch & Co., Inc., MTN
             6.13%, 04/07/03                                2,106,007
  3,130,000  Merrill Lynch & Co., Inc., MTN
             6.80%, 11/03/03                                3,258,297
 16,205,000  Morgan Stanley Dean Witter & Co.
             7.13%, 01/15/03                               16,234,179
 10,000,000  Morgan Stanley Dean Witter & Co., MTN
             (b)
             1.52%, 01/16/04                               10,000,000
 10,000,000  Salomon Smith Barney Holdings, Inc. (b)
             1.60%, 01/24/03                               10,001,414
  5,790,000  Salomon Smith Barney Holdings, Inc.
             6.25%, 05/15/03                                5,884,136
                                                       --------------
                                                          126,732,661
                                                       --------------

             Telephone Systems - 2.7%
 10,000,000  Ohio Bell Telephone Co.
             6.13%, 05/15/03                               10,123,358
  5,000,000  SBC Communications, Inc. (b)(c)
             1.38%, 03/14/03                                5,000,205

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                                MONEY MARKET FUND

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                           Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------

             Telephone Systems (continued)
$ 4,000,000  SBC Communications, Inc.
             4.30%, 06/05/03                           $    4,025,717
                                                       --------------
                                                           19,149,280
                                                       --------------
             Total Corporate Notes                        363,947,905
                                                       --------------
             (Cost $363,947,905)

ASSET BACKED SECURITIES - 3.4%

  2,489,650  Nissan Auto Receivables Owner Trust,
             Series 2002-B, Class A1
             2.09%, 05/09/03                                2,489,650
  3,009,788  Nissan Auto Receivables Owner Trust,
             Series 2002-C, Class A1
             1.70%, 08/19/03                                3,009,788
  7,734,062  USAA Auto Owner Trust, Series 2002-1,
             Class A1
             1.79%, 10/15/03                                7,734,062
 10,862,011  Whole Auto Loan Trust, Series 2002-1,
             Class A1
             1.42%, 12/15/03                               10,862,011
                                                       --------------
             Total Asset Backed Securities                 24,095,511
                                                       --------------
             (Cost $24,095,511)
FOREIGN GOVERNMENT OBLIGATIONS (d) - 0.7%

  4,540,000  Israel Government AID Bond
             6.63%, 08/15/03                                4,672,732
                                                       --------------
             Total Foreign Government Obligations           4,672,732
                                                       --------------
             (Cost $4,672,732)

COMMERCIAL PAPER (a) - 29.1%

             Banking - 3.4%
 10,000,000  Banque Generale Du Luxembourg
             1.85%, 01/09/03                                9,995,889
  4,000,000  Hamburg Landesbank London (c)
             1.92%, 04/07/03                                3,979,519
  5,000,000  HSBC USA, Inc.
             1.75%, 03/18/03                                4,981,528
  5,000,000  Westdeutsche Landesbank (c)
             2.37%, 01/16/03                                4,995,063
                                                       --------------
                                                           23,951,999
                                                       --------------

             Chemicals - 4.3%
 30,000,000  BASF AG (c)
             1.31%, 05/12/03                               29,856,992
                                                       --------------

             Financial Services - 16.6%
 10,000,000  Amstel Funding Corp. (c)
             1.74%, 03/13/03                                9,965,683
 18,000,000  Amstel Funding Corp. (c)
             1.82%, 02/25/03                               17,949,950
 10,000,000  Fairway Finance Corp. (c)
             1.65%, 01/02/03                                9,999,542
 15,000,000  High Peak Funding LLC (c)
             1.34%, 06/30/03                               14,899,500


                                                           Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------

             Financial Services (continued)
$10,000,000  High Peak Funding LLC (c)
             1.37%, 06/23/03                           $    9,934,164
  5,000,000  High Peak Funding LLC (c)
             1.40%, 01/28/03                                4,994,750
  5,000,000  High Peak Funding LLC (c)
             1.87%, 01/21/03                                4,994,805
 10,000,000  Ivory Funding Corp. (c)
             1.65%, 01/06/03                                9,997,708
 10,000,000  Ivory Funding Corp. (c)
             1.84%, 01/07/03                                9,996,933
 10,448,000  Newbury Funding CBO I, Ltd. (c)
             1.85%, 01/13/03                               10,441,557
 10,000,000  Newbury Funding CBO I, Ltd. (c)
             1.85%, 01/21/03                                9,989,722
  4,000,000  Sigma Finance, Inc. (c)
             1.76%, 01/21/03                                3,996,089
                                                       --------------
                                                          117,160,403
                                                       --------------

             Heavy Machinery - 1.3%
  9,100,000  The Stanley Works (c)
             1.50%, 01/15/03                                9,094,692
                                                       --------------

             Oil & Gas - 2.1%
  5,000,000  Shell Finance (UK) PLC (c)
             1.70%, 06/05/03                                4,963,403
 10,000,000  Shell Finance (UK) PLC
             1.73%, 01/17/03                                9,992,312
                                                       --------------
                                                           14,955,715
                                                       --------------

             Securities Broker - 1.4%
 10,000,000  Goldman Sachs Promissory Note
             1.95%, 01/07/03                               10,000,000
                                                       --------------
             Total Commercial Paper                       205,019,801
                                                       --------------
             (Cost $205,019,801)

CERTIFICATES OF DEPOSIT - 3.6%

  5,000,000  Associated Bank Green Bay
             2.36%, 02/10/03                                5,000,056
  5,000,000  Deutsche Bank NY
             1.94%, 08/05/03                                5,000,000
 15,000,000  State Street Bank & Trust
             1.70%, 12/17/03                               15,000,000
                                                       --------------
             Total Certificates of Deposit                 25,000,056
                                                       --------------
             (Cost $25,000,056)

MUNICIPAL OBLIGATIONS - 1.9%

 13,500,000  Harris County Texas
             1.40%, 06/20/03                               13,500,000
                                                       --------------
             Total Municipal Obligations                   13,500,000
                                                       --------------
             (Cost $13,500,000)

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                                MONEY MARKET FUND

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                           Value
     Shares                                               (Note 2)
---------------------------------------------------------------------


INVESTMENT COMPANIES - 3.9%

 25,455,883  Bear Stearns Prime Money Market
             Portfolio                                 $   25,455,883
    109,705  Dreyfus Cash Management Plus                     109,705
     27,255  Federated Investors Prime Obligations
             Fund                                              27,255
  1,956,261  One Group Institutional Prime Money
             Market Fund                                    1,956,261
                                                       --------------
             Total Investment Companies                    27,549,104
                                                       --------------
             (Cost $27,549,104)
Total Investments - 101.1%                                712,396,550
                                                       --------------
(Cost $712,396,550)
Net Other Assets and Liabilities - (1.1)%                  (7,591,913)
                                                       --------------
Total Net Assets - 100.0%                              $  704,804,637
                                                       ==============

----------------------------------

(a)  Effective yield at time of purchase.

(b) Variable rate security. The rate shown reflects rate in effect at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2002, these securities amounted to $220,045,475 or 31.2% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

(d)  U.S. Dollar denominated.
MTN Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 2002, the aggregate cost of investment securities for tax purposes was $712,396,550.

As of December 31, 2002, the components of distributable earnings on a tax basis consisted of $37,005 of undistributed short-term capital gains.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                      (This page intentionally left blank)

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

       STATEMENT OF ASSETS AND LIABILITIES (IN 000'S) - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                    Money Market
                                                        Fund
----------------------------------------------------------------

ASSETS:

  Total investments at value ....................     $712,397
  Cash ..........................................           65
  Interest receivable ...........................        2,638
                                                      --------
    Total Assets ................................      715,100
                                                      --------
LIABILITIES:

  Payable for investments purchased .............        7,903
  Management fee payable ........................          176
  Distribution fee payable ......................           90
  Payable to custodian ..........................           19
  Payable for shares repurchased ................        2,095
  Accrued expenses and other payables ...........           12
                                                      --------
    Total Liabilities ...........................       10,295
                                                      --------
NET ASSETS ......................................     $704,805
                                                      ========
NET ASSETS consist of:
  Paid-in capital ...............................     $704,767
  Accumulated net realized gain on investments
  sold ..........................................           38
                                                      --------
TOTAL NET ASSETS ................................     $704,805
                                                      ========
Shares of beneficial interest outstanding
(unlimited authorization, no par value) (in
000's)                                                 704,769

NET ASSET VALUE, Offering and redemption price
per share (Net Assets/Shares Outstanding) .......     $  1.000
                                                      ========


                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

   STATEMENT OF OPERATIONS (IN 000'S) - FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                    Money Market
                                                        Fund
----------------------------------------------------------------

INVESTMENT INCOME
  Interest .......................................     $13,291
                                                       -------
EXPENSES
  Management fees ................................       1,895
  Distribution fees ..............................         668
  Custodian and Fund accounting fees .............         186
  Legal fees .....................................          40
  Audit fees .....................................          35
  Trustees' fees and expenses ....................          27
  Reports to shareholders ........................          18
  Miscellaneous ..................................           7
                                                       -------
    Total expenses ...............................       2,876
                                                       -------
NET INVESTMENT INCOME ............................      10,415
                                                       -------
NET REALIZED GAIN ON INVESTMENTS .................          48
                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS .......................................     $10,463
                                                       =======


                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                 STATEMENTS OF CHANGES IN NET ASSETS (IN 000'S)
--------------------------------------------------------------------------------

                                                              Money Market
                                                                 Fund
--------------------------------------------------------------------------------
                                                        Years Ended December 31,
                                                           2002         2001
--------------------------------------------------------------------------------
NET ASSETS at beginning of year ....................     $ 604,657   $   457,912
                                                         ---------   -----------

Increase (decrease) in net assets resulting
from operations:
    Net investment income ..........................        10,415        21,323
    Net realized gain on investments
    sold ...........................................            48           189
                                                         ---------   -----------
    Net increase in net assets resulting
    from operations ................................        10,463        21,512
                                                         ---------   -----------
Distributions to shareholders from net
investment income ..................................       (10,415)      (21,323)
                                                         ---------   -----------

Capital share transactions:
    Net proceeds from sales of shares ..............       962,439     2,258,192
    Issued to shareholders in
    reinvestment of distributions ..................        10,415        21,323
    Cost of shares repurchased .....................      (872,754)   (2,132,959)
                                                         ---------   -----------
      Net increase from capital share
      transactions .................................       100,100       146,556
                                                         ---------   -----------
      Total increase in net assets .................       100,148       146,745
                                                         ---------   -----------
NET ASSETS at end of year ..........................     $ 704,805   $   604,657
                                                         =========   ===========

OTHER INFORMATION:
Share transactions:
    Sold ...........................................       962,439     2,258,192
    Issued to shareholders in
    reinvestment of distributions ..................        10,415        21,323
    Repurchased ....................................      (872,754)   (2,132,959)
                                                         ---------   -----------
      Net increase in shares
      outstanding ..................................     $ 100,100   $   146,556
                                                         =========   ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                      Income from Investment Operations                    Less Distributions
               -----------------------------------------------  ----------------------------------------
                  Net                                                       Distributions                 Net Increase
                 Asset                Net Realized              Dividends     from Net                     (Decrease)
                 Value       Net      Gain (Loss)   Total from   from Net     Realized                       in Net
 Year Ended    Beginning  Investment       on       Investment  Investment     Capital         Total         Asset
December 31,    of Year     Income    Investments   Operations    Income        Gains      Distributions     Value
-------------  ---------  ----------  ------------  ----------  ----------  -------------  -------------  ------------
Money Market
  Fund
    2002        $1.000      $0.016        $ --        $0.016     $(0.016)       $ --          $(0.016)        $ --
    2001         1.000       0.042          --         0.042      (0.042)         --           (0.042)          --
    2000         1.000       0.062          --         0.062      (0.062)         --           (0.062)          --
    1999         1.000       0.051          --         0.051      (0.051)         --           (0.051)          --
    1998         1.000       0.054          --         0.054      (0.054)         --           (0.054)          --


                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                                                    Ratios/Supplemental Data
                          -----------------------------------------------------------------------------
                                                       Ratios To Average Net Assets
               Net Asset          Net Assets  ----------------------------------------------
                 Value              End of       Net                                          Portfolio
 Year Ended     End of    Total     Period    Investment                                      Turnover
December 31,    Period    Return   (000's)      Income    Operating Expenses  Management Fee    Rate
-------------  ---------  ------  ----------  ----------  ------------------  --------------  ---------
Money Market
  Fund
    2002        $1.000     1.66%   $704,805       1.63%             0.45%            0.30%        N/A
    2001         1.000     4.28%    604,657       4.11%             0.36%            0.31%        N/A
    2000         1.000     6.40%    457,912       6.19%             0.31%            0.26%        N/A
    1999         1.000     5.19%    513,606       5.09%             0.29%            0.24%        N/A
    1998         1.000     5.51%    336,253       5.36%             0.32%            0.26%        N/A

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios ("Portfolios"). The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio").

On September 27, 2002, Allmerica Financial Corporation ("AFC") announced plans to consider strategic alternatives with regard to its Allmerica Financial Services unit, which includes the life insurance and annuity operations of AFC. This action was prompted by the continued sharp decline and volatility in the equity markets, as well as the rating agency actions. Subsequently, AFC ceased all new sales of proprietary variable annuities and life insurance products.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Securities of the Portfolio are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolio from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

FEDERAL INCOME TAXES: The Trust treats each portfolio as a separate entity for Federal income tax purposes. The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and reinvested daily for the Portfolio. The Portfolio declares and distributes all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on ex-dividend date.

EXPENSES: Expenses directly attributed to a portfolio are charged to the portfolio, while expenses which are attributable to more than one portfolio of the Trust are allocated based upon relative net assets among the respective Portfolios and one other affiliated investment company, Allmerica Securities Trust.

FORWARD COMMITMENTS: The Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward

      --------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------
commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolio generally will enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if its Sub-Adviser deems it appropriate to do so.

REPURCHASE AGREEMENTS: The Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3. INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

MANAGEMENT FEES: Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), serves as investment manager and administrator to the Trust. Allmerica Financial is a wholly-owned subsidiary of AFC. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly at annual rates of 0.35% for the first $100,000,000 in average daily net assets, 0.30% for the next $400,000,000 in average daily net assets, 0.25% for the next $250,000,000 in average daily net assets, and 0.20% for average daily net assets in excess of $750,000,000.

The Manager has entered into Sub-Adviser Agreements for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Adviser. The Sub-Adviser for the Portfolio is Allmerica Asset Management, Inc., a wholly-owned subsidiary of AFC.

PLAN OF DISTRIBUTION AND SERVICE: On February 12, 2002, the Board of Trustees voted to approve a Plan of Distribution and Service ("12b-1 Plan") under Rule 12b-1 of the 1940 Act. The 12b-1 Plan permits the Portfolio to pay Allmerica Financial and First Allmerica Financial Life Insurance Company, a wholly-owned subsidiary of Allmerica Financial, for marketing and distribution expenses to support the sale and distribution of the Portfolio's shares and the provision of services to maintain and retain accounts. On March 27, 2002, shareholders of the Portfolio approved the 12b-1 Plan at a Special Meeting of the Shareholders; the 12b-1 Plan became effective May 1, 2002, with respect to the Portfolio.

The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets. As directed by the Board of Trustees, the 12b-1 Plan has been implemented at an initial annual rate of 0.15% of the Portfolio's average daily net assets.

CUSTODIAN, FUND ACCOUNTING, AND ADMINISTRATIVE FEES: Investors Bank & Trust Company ("IBT") provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolio and is entitled to receive an administrative fee and reimbursement of certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

--------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

4. REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed 0.60% of average net assets, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitation. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

6. FOREIGN SECURITIES

The Portfolio may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

      --------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Allmerica Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund (one of the Portfolios constituting the Allmerica Investment Trust, hereafter referred to as the "Trust") at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2003

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                          BOARD OF TRUSTEES (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex               Other
Name, Address                 Position(s)         Length of     Principal Occupation(s)    Overseen by         Directorships
and Age(1)                  Held with Trust      Time Served    During Past 5 Years(2)       Trustee          Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
P. Kevin Condron (57)    Trustee, Member of the  Served Since  President and Chief                15     Director, Banknorth
                         Audit Committee and         1998      Executive Officer, The                    Group.
                         Fund Operations                       Granite Group (wholesale
                         Committee                             plumbing and heating),
                                                               1997-present.
Jocelyn S. Davis (49)    Trustee, Member of the  Served Since  President, Nelson Hart,            15     None
                         Audit Committee and         2001      LLC (consulting),
                         Fund Operations                       2002-present; Beers &
                         Committee                             Cutler (professional
                                                               services), 2001-2002;
                                                               Chief Financial Officer,
                                                               AARP (non-profit),
                                                               1996-2001.
Cynthia A. Hargadon      Trustee, Member of the  Served Since  President, Hargadon                15     Director, Wilshire Target
  (48)                   Fund Operations             1997      Associates (asset                         Funds, 2001-present.
                         Committee, Investment                 management consulting),
                         Operations Committee                  2002-present; President,
                         and Governance                        Potomac Asset Mgt. Inc.,
                         Committee                             2000-2002; Director of
                                                               Investments, National
                                                               Automobile Dealers
                                                               Association, 1999-2000;
                                                               President, Stable Value
                                                               Investment Association
                                                               (investment trade group),
                                                               1996-1999.
T. Britton Harris, IV    Trustee, Member of the  Served Since  President, Verizon                 15     None
  (44)                   Investment Operations       2001      Investment Management
                         Committee and                         Corporation,
                         Governance Committee                  1990-present.
Gordon Holmes (64)       Trustee, Chairman of    Served Since  Instructor at Bentley              15     None
                         the Audit Committee         1991      College, 1998-present;
                         and Member of the Fund                Instructor at Boston
                         Operations Committee                  University, 1997-1998;
                                                               Certified Public
                                                               Accountant; Retired
                                                               Partner, Tofias,
                                                               Fleishman, Shapiro & Co.,
                                                               P.C. (Accountants).
Attiat F. Ott (67)       Trustee, Chairman of    Served Since  Professor of Economics             15     None
                         the Fund Operations         1982      and Director of the
                         Committee and Member                  Institute for Economic
                         of the Audit Committee                Studies, Clark
                                                               University.
Ranne P. Warner (58)     Trustee, Chairman of    Served Since  President, Centros                 15     Director, Wainwright
                         the Governance              1991      Properties, USA; Owner,                   Bank & Trust Co.
                         Committee, Member of                  Ranne P. Warner and                       (commercial bank).
                         the Fund Operations                   Company; Blackstone
                         Committee and                         Exchange LLC (real
                         Investment Operations                 estate), 2001-present.
                         Committee
----------------------------------------------------------------------------------------------------------------------------------
*Mark A. Hug (45)        Trustee, Member of the  Served Since  President and CEO, First           15     None
                         Investment Operations       2003      Allmerica Financial Life
                         Committee                             Insurance Company ("First
                                                               Allmerica") and Allmerica
                                                               Financial Life Insurance
                                                               and Annuity Company
                                                               ("Allmerica Financial
                                                                Life"); Senior Vice
                                                               President, Equitable Life
                                                               (product and marketing)
                                                               to 1999.
*John P. Kavanaugh (48)  Chairman, Trustee and   Served Since  President, Allmerica               15     None
                         President, Chairman of      1995      Asset Management, Inc.
                         the Investment                        ("AAM"); Vice President,
                         Operations Committee                  Director, Chief
                                                               Investment Officer, First
                                                               Allmerica and Allmerica
                                                               Financial Life.

________________________
  * Messrs. Hug and Kavanaugh are "interested persons", as defined in the Investment Company Act of 1940 as amended, of the Trust and of Allmerica Financial Corporation ("AFC") because of their affiliations with AFC.
(1) The business address of each person is 440 Lincoln Street, Worcester, Massachusetts 01653.
(2) Except as otherwise noted, each individual has held the office indicated or other offices in the same organization for the last five years.

      --------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                       REGULATORY DISCLOSURES (UNAUDITED)
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust which include important information related to charges and expenses.

                           CLIENT NOTICES (UNAUDITED)
--------------------------------------------------------------------------------

This report includes financial statements for the Money Market Fund of Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the insurance and/or annuity products included in this report.

The SEC has modified mailing requirements for annual reports to allow a single copy of this report to be delivered to customers who share the same last name and address. This will automatically apply to all customers. If you would prefer to receive your own copy, please notify us at the phone number listed on the back cover of this report.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                                    [LOGO OF
                             ALLMERICA FINANCIAL(R)]

                       THE ALLMERICA FINANCIAL COMPANIES

                First Allmerica Financial Life Insurance Company .
 Allmerica Financial Life Insurance and Annuity Company (all states except NY)
            Allmerica Trust Company, N.A. . VeraVest Investments, Inc. .
          VeraVest Investment Advisors, Inc. . Financial Profiles, Inc.
        The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial
          Alliance Insurance Company . Allmerica Asset Management, Inc.
                 Allmerica Financial Benefit Insurance Company .
         Citizens Insurance Company of America . Citizens Management Inc. .

               440 Lincoln Street, Worcester, Massachusetts 01653


1129NS (12/02)                                                          03-0113